Contingent liabilities and contingent assets	12 Months Ended
Mar. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingent liabilities and contingent assets

Note 13 — Contingent liabilities and contingent assets

Contingent assets

From time to time, the Company is subject to legal and other claims that arise out of the ordinary course of business. There are currently no claims or proceedings that will have a material impact upon the Company’s financial position, results of operations, or cash flows.

In August 2020, SingaporeCo won a court arbitration award against a supplier for a total of USD $836,298.

The Company is now planning to pursue legal action for payment of the arbitration award in the relevant jurisdiction.